                        GARTMORE VARIABLE INSURANCE TRUST

                       Supplement Dated February 15, 2007
                      to the Prospectuses dated May 1, 2006

1.  Gartmore  Mutual Fund  Capital  Trust  ("GMFCT"),  an indirect  wholly-owned subsidiary  Nationwide  Corporation  ("Nationwide  Corp."),  is  the  investment adviser  to a number of series of the  Gartmore  Variable  Insurance  Trust (the
"Trust").  On  February  2,  2007,  Nationwide  Corp.  entered  into a  purchase agreement  ("Purchase  Agreement")  with  Nationwide  Financial  Services,  Inc.
("NFS"), under which NFS will purchase GMFCT (and certain related entities) from
Nationwide Corp. NFS is a  majority-owned  subsidiary of Nationwide Corp. and is thus already  affiliated with GMFCT.  The purchase of GMFCT by NFS may be deemed to  constitute  a change of control,  terminating  GMFCT's  existing  investment advisory  agreements  with the  Trust.  The Board of  Trustees  of the Trust has approved  new  investment  advisory  agreements  with GMFCT with respect to each series of the Trust  ("Funds")  identified  below,  which are  identical  to the existing  investment  advisory  agreements  in all  material  respects.  The new investment  advisory  agreements  with GMFCT are subject to the  approval of the
Funds'  respective  shareholders.   The  sale  of  GMFCT  to  NFS  currently  is
anticipated to close during the second quarter of 2007.

The following Funds currently are advised by GMFCT:

         Federated GVIT High Income Bond Fund
         Gartmore GVIT Developing Markets Fund
         Gartmore GVIT Emerging Markets Fund
         Gartmore GVIT Global Financial Services Fund
         Gartmore GVIT Global Health Sciences Fund
         Gartmore GVIT Global Technology and Communications Fund
         Gartmore GVIT Global Utilities Fund
         Gartmore GVIT Government Bond Fund
         Gartmore GVIT Growth Fund
         Gartmore GVIT International Growth Fund
         Gartmore GVIT Investor Destinations Aggressive Fund
         Gartmore GVIT Investor Destinations Moderately Aggressive Fund
         Gartmore GVIT Investor Destinations Moderate Fund
         Gartmore GVIT Investor Destinations Moderately Conservative Fund
         Gartmore GVIT Investor Destinations Conservative Fund
         Gartmore GVIT Mid Cap Growth Fund
         Gartmore GVIT Money Market Fund
         Gartmore GVIT Money Market Fund II
         Gartmore GVIT Nationwide Fund
         Gartmore GVIT Nationwide Leaders Fund
         Gartmore GVIT U.S. Growth Leaders Fund
         Gartmore GVIT Worldwide Leaders Fund
         GVIT Bond Index Fund
         GVIT International Index Fund
         GVIT International Value Fund
         GVIT Mid Cap Index Fund
         GVIT S&P 500 Index Fund
         GVIT Small Cap Growth Fund
         GVIT Small Cap Index Fund
         GVIT Small Cap Value Fund
         GVIT Small Company Fund
         JP Morgan GVIT Balanced Fund
         Van Kampen GVIT Comstock Value Fund
         Van Kampen GVIT Multi Sector Bond Fund

2.  The  GVIT  Enhanced  Income  Fund is  advised  by  Gartmore  Morley  Capital
Management,  Inc.  ("GMCM"),  an  affiliate  of GMFCT.  In  connection  with the transactions proposed pursuant to the Purchase Agreement,  the Board of Trustees of the Trust has also approved a new investment  advisory agreement with respect to the GVIT  Enhanced  Income Fund under which GMFCT would  replace  GMCM as its investment  adviser.  The new investment advisory agreement with respect to this
Fund is, with the  exception of the  identity of the  adviser,  identical to the existing  investment  advisory agreement in all material  respects.  At the same time,  the  Board  of  Trustees  has  approved  the  appointment  of GMCM as the subadviser to the Fund. Both the  appointment of GMFCT as investment  adviser to the GVIT Enhanced  Income Fund and the appointment of GMCM as its subadviser are subject to approval of the Fund's shareholders.

3. In  connection  with  the  transactions  proposed  pursuant  to the  Purchase
Agreement,  the Board of Trustees of the Trust has approved the  appointment  of
NorthPointe  Capital,  LLC  ("NorthPointe"),  an  affiliate  of  GMFCT,  as  the subadviser  to the Gartmore GVIT Mid Cap Growth Fund.  The portfolio  management team that  manages this Fund  currently  on behalf of GMFCT is also  employed by
NorthPointe.  The new subadvisory  agreement with  NorthPointe is subject to the approval of the Gartmore GVIT Mid Cap Growth Fund's shareholders.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE